Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Reconciliation of Financial Statements to Form 5500
Schedule of reconciliation of financial statements to form 5500

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$706,346,972	$612,693,441
Deemed participant loans	(616,390)	(628,335)
Adjustment for participant and employer contributions receivable allocated to participant accounts	(2,693,127)	(2,371,231)
Net assets available for benefits per Form 5500	$703,037,455	$609,693,875

	Year Ended December 31,
	2025	2024
Net increase in net assets available for benefits per the financial statements	$93,653,531	$72,084,206
Adjustment for deemed loans	11,945	(75,686)
Adjustment for participant and employer contributions	(321,896)	(650,374)
Net income per Form 5500	$93,343,580	$71,358,146